Quarterly portfolio holdings
John Hancock
Lifestyle Blend Portfolios
Asset allocation
November 30, 2025
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Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.7%
Equity - 61.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,781,597	$183,735,248
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,397,300	248,259,475
Fixed income - 1.0%
Bond, Class NAV, JHSB (MIM US) (B)	129,975	1,794,961
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	423,943	3,467,853
High Yield, Class NAV, JHBT (MIM US) (B)	564,797	1,733,927

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $325,559,463)		$438,991,464
UNAFFILIATED INVESTMENT COMPANIES - 36.7%
Equity - 35.9%
Fidelity Mid Cap Index Fund	2,256,777	84,313,170
Fidelity Small Cap Index Fund	1,395,979	43,889,567
iShares Global Infrastructure ETF	38,597	2,433,927
iShares MSCI Global Min Vol Factor ETF	28,349	3,433,347
Vanguard Dividend Appreciation ETF	15,922	3,545,352
Vanguard Energy ETF (C)	71,762	9,161,855
Vanguard FTSE Developed Markets ETF	562,971	34,662,124
Vanguard FTSE Emerging Markets ETF	195,984	10,641,931
Vanguard Global ex-U.S. Real Estate ETF	50,759	2,427,295
Vanguard Materials ETF	24,525	4,979,801
Vanguard Real Estate ETF	80,072	7,313,777
Vanguard S&P 500 ETF	70,488	44,295,364
Alternative and specialty - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	391,464	5,382,630

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $201,569,758)		$256,480,140
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,839
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	0

TOTAL COMMON STOCKS (Cost $11,582)		$27,839
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$1,447,000	362,480
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	5,040,500	1,327,556
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	4,201,400	1,164,653
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	4,003,600	1,164,999
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,412,067)		$4,019,688
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (G)(H)	96,202	$962,320

TOTAL SHORT-TERM INVESTMENTS (Cost $962,310)		$962,320
Total investments (Cost $532,515,180) - 100.1%		$700,481,451
Other assets and liabilities, net - (0.1%)		(619,688)
TOTAL NET ASSETS - 100.0%		$699,861,763
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 49.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,754,289	$295,265,812
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,044,710	414,468,005
Fixed income - 9.1%
Bond, Class NAV, JHSB (MIM US) (B)	4,518,064	62,394,467
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,368,197	27,551,854
Global Senior Loan ETF, JHETF (CQS) (B)	848,937	21,168,244
High Yield, Class NAV, JHBT (MIM US) (B)	6,209,605	19,063,488

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $645,001,513)		$839,911,870
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Equity - 32.5%
Fidelity Mid Cap Index Fund	3,734,915	139,536,437
Fidelity Small Cap Index Fund	2,277,847	71,615,523
iShares Global Infrastructure ETF	63,456	4,001,535
iShares MSCI Global Min Vol Factor ETF	338,388	40,982,171
Vanguard Dividend Appreciation ETF	121,125	26,970,904
Vanguard Energy ETF (C)	117,346	14,981,564
Vanguard FTSE Developed Markets ETF	1,252,017	77,086,687
Vanguard FTSE Emerging Markets ETF	276,411	15,009,117
Vanguard Global ex-U.S. Real Estate ETF	83,111	3,974,368
Vanguard Materials ETF (C)	40,295	8,181,900
Vanguard Real Estate ETF	131,310	11,993,857
Vanguard S&P 500 ETF	80,454	50,558,098
Fixed income - 5.5%
Vanguard Short-Term Corporate Bond ETF (C)	223,024	17,855,301
Vanguard Total Bond Market ETF	816,235	61,038,053
Alternative and specialty - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (C)	821,730	11,298,788

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $438,468,162)		$555,084,303
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	$0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	47,084
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	0

TOTAL COMMON STOCKS (Cost $19,587)		$47,084
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$4,454,497	4,376,679
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,765,375	8,755,892
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,683,859	5,751,591
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,262,975	8,482,351
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	2,981,400	746,854
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	10,385,300	2,735,258
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	8,656,600	2,399,661
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	8,248,900	2,400,330

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,132,195)		$35,648,616
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 3.9009% (G)(H)	2,304,840	23,055,545

TOTAL SHORT-TERM INVESTMENTS (Cost $23,056,191)		$23,055,545
Total investments (Cost $1,142,677,648) - 101.6%		$1,453,747,418
Other assets and liabilities, net - (1.6%)		(22,632,443)
TOTAL NET ASSETS - 100.0%		$1,431,114,975
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.9%
Equity - 36.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,162,829	$213,333,965
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,859,615	311,936,707
Fixed income - 19.4%
Bond, Class NAV, JHSB (MIM US) (B)	10,270,438	141,834,745
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	6,848,719	$56,022,518
Global Senior Loan ETF, JHETF (CQS) (B)	1,726,185	43,042,423
High Yield, Class NAV, JHBT (MIM US) (B)	12,619,341	38,741,378

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $653,986,277)		$804,911,736
UNAFFILIATED INVESTMENT COMPANIES - 39.4%
Equity - 25.6%
Fidelity Mid Cap Index Fund	2,735,729	102,206,828
Fidelity Small Cap Index Fund	1,640,928	51,590,786
iShares Global Infrastructure ETF	48,134	3,035,330
iShares MSCI Global Min Vol Factor ETF	408,523	49,476,221
Vanguard Dividend Appreciation ETF	147,398	32,821,113
Vanguard Energy ETF	89,431	11,417,656
Vanguard FTSE Developed Markets ETF	1,125,142	69,274,993
Vanguard FTSE Emerging Markets ETF	132,195	7,178,189
Vanguard Global ex-U.S. Real Estate ETF	62,630	2,994,967
Vanguard Materials ETF	30,374	6,167,441
Vanguard Real Estate ETF	99,053	9,047,500
Vanguard S&P 500 ETF	37,253	23,410,158
Fixed income - 13.0%
Vanguard Short-Term Bond ETF	83,064	6,573,685
Vanguard Short-Term Corporate Bond ETF (C)	521,291	41,734,557
Vanguard Total Bond Market ETF	1,867,727	139,668,625
Alternative and specialty - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (C)	825,206	11,346,583

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $473,159,517)		$567,944,632
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	34,030
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	0

TOTAL COMMON STOCKS (Cost $14,156)		$34,030
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Government - 4.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$9,012,172	8,854,734
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	17,733,660	17,714,473
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	11,499,329	11,636,361
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	16,717,470	$17,161,308
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	4,528,900	1,134,509
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	15,775,500	4,154,917
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	13,149,700	3,645,176
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	12,530,200	3,646,136

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $68,791,755)		$67,947,614
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 3.9009% (G)(H)	1,191,740	11,921,094

TOTAL SHORT-TERM INVESTMENTS (Cost $11,921,425)		$11,921,094
Total investments (Cost $1,207,873,130) - 100.8%		$1,452,759,106
Other assets and liabilities, net - (0.8%)		(11,573,049)
TOTAL NET ASSETS - 100.0%		$1,441,186,057
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.6%
Equity - 21.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,390,084	$42,138,740
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,628,356	66,046,646
Fixed income - 29.7%
Bond, Class NAV, JHSB (MIM US) (B)	5,464,694	75,467,419
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,517,997	28,777,214
Global Senior Loan ETF, JHETF (CQS) (B)	886,684	22,109,466
High Yield, Class NAV, JHBT (MIM US) (B)	6,488,274	19,919,003

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $220,432,384)		$254,458,488
UNAFFILIATED INVESTMENT COMPANIES - 42.0%
Equity - 20.1%
Fidelity Mid Cap Index Fund	645,854	24,129,124
Fidelity Small Cap Index Fund	337,274	10,603,897
iShares Global Infrastructure ETF	10,957	690,948
iShares MSCI Global Min Vol Factor ETF	160,785	19,472,671
Vanguard Dividend Appreciation ETF	58,890	13,113,036
Vanguard Energy ETF	20,495	2,616,597
Vanguard FTSE Developed Markets ETF	289,136	17,802,104
Vanguard FTSE Emerging Markets ETF	36,271	1,969,515
Vanguard Global ex-U.S. Real Estate ETF	14,358	686,600
Vanguard Materials ETF	6,915	1,404,091
Vanguard Real Estate ETF	22,607	2,064,922
Vanguard S&P 500 ETF	7,700	4,838,757
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 21.1%
Vanguard Short-Term Bond ETF	42,016	$3,325,146
Vanguard Short-Term Corporate Bond ETF	302,620	24,227,757
Vanguard Total Bond Market ETF	1,024,536	76,614,802
Alternative and specialty - 0.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	281,529	3,871,024

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $182,161,175)		$207,430,991
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,520
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	0

TOTAL COMMON STOCKS (Cost $2,716)		$6,520
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$4,660,623	4,579,205
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	9,170,869	9,160,947
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,946,775	6,017,640
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,645,280	8,874,806
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	1,030,100	258,045
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	3,588,000	945,000
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	2,990,800	829,068
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	2,850,000	829,315

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,546,146)		$31,494,026
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (G)(I)	30,365	303,743

TOTAL SHORT-TERM INVESTMENTS (Cost $303,748)		$303,743
Total investments (Cost $434,446,169) - 100.0%		$493,693,768
Other assets and liabilities, net - (0.0%)		(193,880)
TOTAL NET ASSETS - 100.0%		$493,499,888
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.4%
Equity - 8.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	977,528	$12,150,669
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,400,632	19,987,014
Fixed income - 39.8%
Bond, Class NAV, JHSB (MIM US) (B)	5,630,696	77,759,907
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,586,919	29,340,994
Global Senior Loan ETF, JHETF (CQS) (B)	898,674	22,408,436
High Yield, Class NAV, JHBT (MIM US) (B)	6,614,842	20,307,565

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $168,214,813)		$181,954,585
UNAFFILIATED INVESTMENT COMPANIES - 41.9%
Equity - 13.3%
Fidelity Mid Cap Index Fund	251,892	9,410,686
Fidelity Small Cap Index Fund	155,641	4,893,344
iShares MSCI Global Min Vol Factor ETF	59,724	7,233,174
Vanguard Dividend Appreciation ETF	20,321	4,524,877
Vanguard FTSE Developed Markets ETF (C)	187,770	11,560,999
Vanguard FTSE Emerging Markets ETF (C)	27,722	1,505,305
Vanguard S&P 500 ETF	17,238	10,832,532
Fixed income - 28.6%
Vanguard Short-Term Bond ETF (C)	57,467	4,547,938
Vanguard Short-Term Corporate Bond ETF	292,052	23,381,680
Vanguard Total Bond Market ETF	1,066,115	79,724,080

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $145,153,802)		$157,614,615
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,313
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	0

TOTAL COMMON STOCKS (Cost $965)		$2,313
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$5,944,889	5,841,035
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	11,687,528	11,674,883
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,584,260	7,674,638
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	11,019,960	$11,312,533

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,167,634)		$36,503,089
SHORT-TERM INVESTMENTS - 3.6%
Short-term funds - 3.6%
John Hancock Collateral Trust, 3.9009% (G)(H)	1,371,237	13,716,627

TOTAL SHORT-TERM INVESTMENTS (Cost $13,717,153)		$13,716,627
Total investments (Cost $363,254,367) - 103.6%		$389,791,229
Other assets and liabilities, net - (3.6%)		(13,654,786)
TOTAL NET ASSETS - 100.0%		$376,136,443
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 11-30-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$438,991,464	$438,991,464	—	—
Unaffiliated investment companies	256,480,140	256,480,140	—	—
Common stocks	27,839	—	—	$27,839
U.S. Government and Agency obligations	4,019,688	—	$4,019,688	—
Short-term investments	962,320	962,320	—	—
Total investments in securities	$700,481,451	$696,433,924	$4,019,688	$27,839

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$839,911,870	$839,911,870	—	—
Unaffiliated investment companies	555,084,303	555,084,303	—	—
Common stocks	47,084	—	—	$47,084
U.S. Government and Agency obligations	35,648,616	—	$35,648,616	—
Short-term investments	23,055,545	23,055,545	—	—
Total investments in securities	$1,453,747,418	$1,418,051,718	$35,648,616	$47,084

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	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$804,911,736	$804,911,736	—	—
Unaffiliated investment companies	567,944,632	567,944,632	—	—
Common stocks	34,030	—	—	$34,030
U.S. Government and Agency obligations	67,947,614	—	$67,947,614	—
Short-term investments	11,921,094	11,921,094	—	—
Total investments in securities	$1,452,759,106	$1,384,777,462	$67,947,614	$34,030

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$254,458,488	$254,458,488	—	—
Unaffiliated investment companies	207,430,991	207,430,991	—	—
Common stocks	6,520	—	—	$6,520
U.S. Government and Agency obligations	31,494,026	—	$31,494,026	—
Short-term investments	303,743	303,743	—	—
Total investments in securities	$493,693,768	$462,193,222	$31,494,026	$6,520

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$181,954,585	$181,954,585	—	—
Unaffiliated investment companies	157,614,615	157,614,615	—	—
Common stocks	2,313	—	—	$2,313
U.S. Government and Agency obligations	36,503,089	—	$36,503,089	—
Short-term investments	13,716,627	13,716,627	—	—
Total investments in securities	$389,791,229	$353,285,827	$36,503,089	$2,313
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	129,975	$7,061,922	$1,477,089	$(6,818,442)	$143,011	$(68,619)	$50,254	—	$1,794,961
Emerging Markets Debt	423,943	3,296,679	308,436	(220,994)	10,499	73,233	50,842	—	3,467,853
High Yield	564,797	1,654,024	185,914	(99,848)	894	(7,057)	28,466	—	1,733,927
International Strategic Equity Allocation	14,781,597	176,140,193	1,628,341	(3,963,128)	624,893	9,304,949	—	—	183,735,248
John Hancock Collateral Trust	96,202	1,367,287	43,771,088	(44,176,214)	185	(26)	2,884	—	962,320
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	17,397,300	$227,731,323	$6,788,717	$(655,128)	$107,812	$14,286,751	—	—	$248,259,475
					$887,294	$23,589,231	$132,446	—	$439,953,784
Lifestyle Blend Growth Portfolio
Bond	4,518,064	$63,036,860	$3,226,473	$(4,698,582)	$8,622	$821,094	$709,107	—	$62,394,467
Emerging Markets Debt	3,368,197	26,452,481	1,112,876	(685,644)	49,793	622,348	405,464	—	27,551,854
Global Senior Loan ETF	848,937	19,907,234	1,405,344	(94,579)	(634)	(49,121)	271,850	—	21,168,244
High Yield	6,209,605	18,336,664	821,857	(31,822)	(144)	(63,067)	313,663	—	19,063,488
International Strategic Equity Allocation	23,754,289	288,544,216	526,017	(9,982,364)	1,753,995	14,423,948	—	—	295,265,812
John Hancock Collateral Trust	2,304,840	9,111,779	100,746,370	(86,802,025)	874	(1,453)	2,639	—	23,055,545
U.S. Sector Rotation	29,044,710	389,030,694	7,925,021	(6,746,027)	1,416,121	22,842,196	—	—	414,468,005
					$3,228,627	$38,595,945	$1,702,723	—	$862,967,415
Lifestyle Blend Balanced Portfolio
Bond	10,270,438	$136,809,789	$5,947,864	$(2,736,098)	$(34,542)	$1,847,732	$1,575,254	—	$141,834,745
Emerging Markets Debt	6,848,719	53,094,064	2,249,162	(679,431)	51,565	1,307,158	817,695	—	56,022,518
Global Senior Loan ETF	1,726,185	40,125,593	3,104,141	(85,895)	(664)	(100,752)	550,264	—	43,042,423
High Yield	12,619,341	36,757,429	2,140,072	(29,775)	292	(126,640)	633,455	—	38,741,378
International Strategic Equity Allocation	17,162,829	207,880,634	2,034,750	(8,266,823)	1,410,926	10,274,478	—	—	213,333,965
John Hancock Collateral Trust	1,191,740	3,024,811	49,809,856	(40,913,750)	527	(350)	5,754	—	11,921,094
U.S. Sector Rotation	21,859,615	294,510,785	8,672,735	(9,585,040)	2,168,835	16,169,392	—	—	311,936,707
					$3,596,939	$29,371,018	$3,582,422	—	$816,832,830
Lifestyle Blend Moderate Portfolio
Bond	5,464,694	$71,505,300	$4,908,870	$(1,894,895)	$20,883	$927,261	$832,351	—	$75,467,419
Emerging Markets Debt	3,517,997	27,076,318	1,767,152	(765,028)	57,095	641,677	420,263	—	28,777,214
Global Senior Loan ETF	886,684	20,429,700	2,088,544	(354,973)	(3,198)	(50,607)	283,488	—	22,109,466
High Yield	6,488,274	18,732,226	1,600,095	(347,568)	3,112	(68,862)	326,110	—	19,919,003
International Strategic Equity Allocation	3,390,084	40,248,006	1,648,555	(2,041,594)	316,339	1,967,434	—	—	42,138,740
John Hancock Collateral Trust	30,365	952,827	10,723,981	(11,373,059)	14	(20)	2,669	—	303,743
U.S. Sector Rotation	4,628,356	60,736,815	5,445,468	(3,991,284)	694,457	3,161,190	—	—	66,046,646
					$1,088,702	$6,578,073	$1,864,881	—	$254,762,231
Lifestyle Blend Conservative Portfolio
Bond	5,630,696	$76,046,951	$2,833,494	$(2,129,191)	$14,726	$993,927	$862,882	—	$77,759,907
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	3,586,919	$28,561,342	$1,201,990	$(1,142,564)	$80,756	$639,470	$431,864	—	$29,340,994
Global Senior Loan ETF	898,674	21,662,357	1,355,584	(556,197)	(3,489)	(49,819)	290,291	—	22,408,436
High Yield	6,614,842	19,754,831	1,198,028	(579,486)	4,735	(70,543)	335,028	—	20,307,565
International Strategic Equity Allocation	977,528	11,673,979	716,941	(909,084)	158,761	510,072	—	—	12,150,669
John Hancock Collateral Trust	1,371,237	1,927	32,800,127	(19,084,633)	(265)	(529)	1,472	—	13,716,627
U.S. Sector Rotation	1,400,632	18,776,314	1,460,112	(1,431,226)	216,284	965,530	—	—	19,987,014
					$471,508	$2,988,108	$1,921,537	—	$195,671,212
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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